Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share from Operations - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net loss	$ (1,965)	$ (782)
Deemed dividend related to trigger of down round protection feature resulting from completion of an IPO		(7)
Net basic loss	(1,965)	(789)
Change in fair value of derivative warrant liability		(36)
Change in fair value of convertible advanced investment		(269)
Net diluted loss	$ (1,965)	$ (1,094)
Denominator:
Ordinary shares used in computing basic net loss per share (in Shares)	14,815,174	9,411,251
Incremental ordinary shares to be issued upon exercise of derivative warrant liability (in Shares)		6,623
Incremental ordinary shares to be issued upon conversion of convertible advanced investments (in Shares)		461,759
Ordinary shares used in computing diluted net loss per share (in Shares)	14,815,174	9,879,633
Basic net loss per ordinary share (in Dollars per share)	$ (0.13)	$ (0.08)
Diluted net loss per ordinary share (in Dollars per share)	$ (0.13)	$ (0.11)